Share-Based Activity under 2003 Plan (Detail) - Directors Equity Incentive Plan 2003 - $ / shares shares in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Weighted Average Grant-Date Fair Value
Beginning balance	$ 48.56
Shares granted to Directors	60.50	$ 51.63	$ 50.61
Shares vested	47.21
Ending balance	$ 54.56	$ 48.56
Shares
Beginning balance	67
Shares granted to directors	23
Shares vested	(35)
Ending balance	55	67